GOODWILL (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Gross amount: Beginning balance	$ 132,611,729	$ 118,022,108
Goodwill recognized in acquisition		14,953,476
Exchange differences	2,813,224	(363,855)
Gross amount: Ending balance	135,424,953	132,611,729	118,022,108
Accumulated impairment loss: Beginning balance	(45,060,706)	(45,054,999)
Charge for the year			(20,255,242)
Exchange differences	(97,618)	(5,707)
Accumulated impairment loss: Ending balance	(45,158,324)	(45,060,706)	(45,054,999)
Goodwill, net	90,266,629	87,551,023
WVAS [Member]
Goodwill [Line Items]
Gross amount: Beginning balance	43,929,382	43,923,184
Goodwill recognized in acquisition
Exchange differences	106,018	6,198
Gross amount: Ending balance	44,035,400	43,929,382
Accumulated impairment loss: Beginning balance	(41,878,521)	(41,878,521)
Exchange differences
Accumulated impairment loss: Ending balance	(41,878,521)	(41,878,521)
Goodwill, net	2,156,879	2,050,861
WVAS [Member] | Goodwill [Member]
Goodwill [Line Items]
Discounted cash flow rate	26.00%	25.00%	22.00%
Terminal value growth rate	1.00%	1.00%	3.00%
Mobile Games [Member]
Goodwill [Line Items]
Gross amount: Beginning balance	20,274,048	5,267,663
Goodwill recognized in acquisition		14,953,476
Exchange differences	608,682	52,909
Gross amount: Ending balance	20,882,730	20,274,048
Accumulated impairment loss: Beginning balance
Exchange differences
Accumulated impairment loss: Ending balance
Goodwill, net	20,882,730	20,274,048
Mobile Games [Member] | Goodwill [Member]
Goodwill [Line Items]
Discounted cash flow rate	25.00%	24.00%	22.50%
Terminal value growth rate	3.00%	1.00%	3.00%
Internet Games [Member]
Goodwill [Line Items]
Gross amount: Beginning balance	68,408,299	68,831,261
Goodwill recognized in acquisition
Exchange differences	2,098,524	(422,962)
Gross amount: Ending balance	70,506,823	68,408,299
Accumulated impairment loss: Beginning balance	(3,182,185)	(3,176,478)
Exchange differences	(97,618)	(5,707)
Accumulated impairment loss: Ending balance	(3,279,803)	(3,182,185)
Goodwill, net	$ 67,227,020	$ 65,226,114
Internet Games [Member] | Goodwill [Member]
Goodwill [Line Items]
Discounted cash flow rate	27.00%	26.00%	25.00%
Terminal value growth rate	3.00%	3.00%	3.00%